ACQUISITIONS - Insuagro fair value of consideration (Details) - Insumos Agroqumicos S.A.("Insuagro") - USD ($)	Aug. 31, 2022	Apr. 09, 2021
Fair value of the consideration of payment
Cash	$ 1,100,000	$ 200,000
Financed payment		2,625,335
Contingent payment		951,622
Total consideration		$ 3,776,957